23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2020		Dec. 31, 2019
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost	R$ (26,240,096)		R$ (19,471,439)
Assets at fair value through other comprehensive income - Equity instruments	42,029		26,678
Assets at fair value through other comprehensive income - Debt instruments			19,285
Assets fair value through profit and loss	329,202		413,788
Assets fair value			(16,746,049)
Liabilities amortized cost	(26,240,096)
Liabilities at fair value through other comprehensive income - Equity instruments	42,029
Liabilities fair value through profit and loss	5,583,913		1,972,507
Liabilities fair value	(20,614,154)		(17,452,969)
Loans and financing [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Liabilities amortized cost	(22,404,426)	[1]	(18,620,279)
Liabilities at fair value through other comprehensive income - Equity instruments
Liabilities at fair value through other comprehensive income - Debt instruments
Liabilities fair value through profit and loss
Liabilities fair value	(22,404,426)	[1]	(18,620,279)
Supply chain finance [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Liabilities amortized cost	(1,452,637)		(842,037)
Liabilities at fair value through other comprehensive income - Equity instruments
Liabilities at fair value through other comprehensive income - Debt instruments
Liabilities fair value through profit and loss
Liabilities fair value	(1,452,637)		(842,037)
Trade accounts payable [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Liabilities amortized cost	(9,009,987)		(5,796,766)
Liabilities at fair value through other comprehensive income - Equity instruments
Liabilities at fair value through other comprehensive income - Debt instruments
Liabilities fair value through profit and loss
Liabilities fair value	(9,009,987)		(5,796,766)
Derivatives not designated [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost
Assets at fair value through other comprehensive income - Equity instruments
Assets at fair value through other comprehensive income - Debt instruments
Assets fair value through profit and loss	75,478		53,395
Assets fair value	75,478		53,395
Liabilities amortized cost
Liabilities at fair value through other comprehensive income - Equity instruments
Liabilities at fair value through other comprehensive income - Debt instruments
Liabilities fair value through profit and loss	(34,685)		(31,369)
Liabilities fair value	(34,685)		(31,369)
Cash and bank accounts [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost	2,439,072		2,289,787
Assets at fair value through other comprehensive income - Equity instruments
Assets at fair value through other comprehensive income - Debt instruments
Assets fair value through profit and loss
Assets fair value	2,439,072		2,289,787
Cash equivalents [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost
Assets at fair value through other comprehensive income - Equity instruments
Assets at fair value through other comprehensive income - Debt instruments
Assets fair value through profit and loss	5,137,553		1,947,998
Assets fair value	5,137,553		1,947,998
Marketable securities [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost	287,504		265,783
Assets at fair value through other comprehensive income - Equity instruments	42,029		26,678
Assets at fair value through other comprehensive income - Debt instruments			19,285
Assets fair value through profit and loss	329,202		413,788
Assets fair value	658,735		725,534
Restricted cash [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost	24,358		296,294
Assets at fair value through other comprehensive income - Equity instruments
Assets at fair value through other comprehensive income - Debt instruments
Assets fair value through profit and loss
Assets fair value	24,358		296,294
Trade accounts receivables [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost	3,789,616		2,811,902
Assets at fair value through other comprehensive income - Equity instruments
Assets fair value through profit and loss	310,265		225,941
Assets fair value	3,789,616		3,037,843
Other receivables [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost	86,404		123,877
Assets at fair value through other comprehensive income - Equity instruments
Assets at fair value through other comprehensive income - Debt instruments
Assets fair value through profit and loss
Assets fair value	86,404		123,877
Derivatives designated as hedge accounting [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost
Assets at fair value through other comprehensive income - Equity instruments
Assets at fair value through other comprehensive income - Debt instruments
Assets fair value through profit and loss	302,512	[2]	191,920
Assets fair value	302,512	[2]	191,920
Liabilities amortized cost
Liabilities at fair value through other comprehensive income - Equity instruments
Liabilities at fair value through other comprehensive income - Debt instruments
Liabilities fair value through profit and loss	(351,011)	[2]	(122,246)
Liabilities fair value	(351,011)	[2]	(122,246)
Written option- business combination [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Liabilities fair value through profit and loss	(185,401)		(706,920)
Liabilities fair value	R$ (185,401)		R$ (706,920)

[1]	All loans and borrowings are measured at amortized cost. Those designated as hedge accounting have their gains and losses also affecting shareholders' equity.
[2]	All derivatives are measured at fair value. Those designated as hedge accounting have their gains and losses also affecting other comprehensive income and inventories.